Premises And Equipment (Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 13,897	$ 13,625
Less: accumulated depreciation	(7,425)	(6,915)
Property, Plant and Equipment, Net	6,472	6,710
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	864	864
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,510	8,454
Furniture, computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,523	$ 4,307